INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES (Notes)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES

21.	INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES

(in thousands of $)	2013	2012
Golar Partners (see note 5)	267,352	352,861
GasLog	—	173
	267,352	353,034

The investment in Golar Partners represents its interest in the common units only, which includes an unrealized gain of $7.8 million as of December 31, 2013 (2012: $5.9 million). In December 2013, we sold part of our interest in the common units of Golar Partners for total proceeds of $99.2 million.

GasLog, which is listed on the New York Stock Exchange, is an owner, operator and manager of LNG carriers. We sold our interest in Gaslog in November 2013 for total proceeds of $0.3 million and resulting in a gain of $0.1 million.

Both the sale of part of our interest in the common units of Golar Partners and GasLog were sold at the fair value of these securities on the date of sale.